Share-Based Compensation Plan - Schedule of Grant for Each Option Using the Black- Scholes Option (Details) - Black- Scholes Option Pricing Model [Member]	12 Months Ended
Dec. 31, 2023 R$ / shares
Schedule of Grant for Each Option Using the Black- Scholes Option [Line Items]
Exercise price (in Brazil Real per share)	R$ 23.2
Dividend yield	0.00%
Bottom of Range [Member]
Schedule of Grant for Each Option Using the Black- Scholes Option [Line Items]
Fair value of common share (in Brazil Real per share)	R$ 27
Volatility	54.90%
Risk-free interest rate	10.63%
Expected option life	5
Top of Range [Member]
Schedule of Grant for Each Option Using the Black- Scholes Option [Line Items]
Fair value of common share (in Brazil Real per share)	R$ 32.6
Volatility	58.40%
Risk-free interest rate	12.52%
Expected option life	7